Offerings	Sep. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value of $0.001 per share, issuable pursuant to the Registrant's 2020 Long Term Incentive Plan
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit	2.96
Maximum Aggregate Offering Price	$ 10,360,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,430.72
Offering Note	This Registration Statement covers, in addition to the number of shares of Eledon Pharmaceuticals, Inc., a Delaware corporation (the "Company" or the "Registrant"), common stock, par value $0.001 per share (the "Common Stock"), stated above, options and other rights to purchase or acquire the shares of Common Stock covered by this Registration Statement and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to the Company's Stock Option Agreement (Inducement Grant) (the "Inducement Agreement") and the Eledon Pharmaceuticals, Inc. 2020 Long Term Incentive Plan (the "Plan") as a result of one or more adjustments under the Inducement Agreement and the Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions. The offering price per share and the aggregate offering price have been estimated solely for the purpose of calculating the amount of the registration fee. The offering price per share and the aggregate offering price are based upon, with respect to the Plan shares, the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Stock Market on September 1, 2026, and with respect to the Inducement Agreement shares, the exercise price for such shares pursuant to the Inducement Agreement. The registration fee has been calculated in accordance with Rule 457(h) and Rule 457(c) promulgated under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value of $0.001 per share, issuable pursuant to the Registrant's Stock Option Agreement (Inducement Grant)
Amount Registered | shares	921,000
Proposed Maximum Offering Price per Unit	1.14
Maximum Aggregate Offering Price	$ 1,049,940.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 145.00
Offering Note	See Note 1.